Supplement to the
Fidelity® Strategic Advisers®
Mid Cap Value Portfolio
Initial Class
April 30, 2009
Prospectus

On June 4, 2009, the Board of Trustees authorized management to effect the liquidation and distribution of the fund's assets, subject to receipt of all necessary shareholder and/or regulatory approvals. The fund's liquidation and distribution will be deferred until such approvals have been obtained which could take as long as a year or more.

F-MCV-I-09-02 June 12, 2009
1.899426.101

Supplement to the
Fidelity® Strategic Advisers®
Mid Cap Value Portfolio
Investor Class
April 30, 2009
Prospectus

On June 4, 2009, the Board of Trustees authorized management to effect the liquidation and distribution of the fund's assets, subject to receipt of all necessary shareholder and/or regulatory approvals. The fund's liquidation and distribution will be deferred until such approvals have been obtained which could take as long as a year or more.

F-MCV-INV-09-02 June 12, 2009
1.899427.101

Supplement to the
Fidelity® Strategic Advisers®
Small Cap Portfolio
Initial Class
April 30, 2009
Prospectus

On June 4, 2009, the Board of Trustees authorized management to effect the liquidation and distribution of the fund's assets, subject to receipt of all necessary shareholder and/or regulatory approvals. The fund's liquidation and distribution will be deferred until such approvals have been obtained which could take as long as a year or more.

The following information replaces the 5th bullet under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 3.

  Using an investment process that utilizes both fundamental analysis and quantitative models.

The following information supplements the information under the heading "Principal Investment Risks" in the "Investment Summary" section on page 3.

  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

The following information replaces the 7th and 8th paragraphs under the heading "Principal Investment Strategies" in the "Investment Details" section on page 5.

In selecting securities to buy or sell for the fund, Oppenheimer uses fundamental research and quantitative models to select securities for the fund's portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses:

  a fundamental approach in analyzing issuers on factors such as a company's financial performance and prospects, position in the industry, and strength of business model and management. The portfolio managers may also consider an industry's outlook, market trends and general economic conditions.
  quantitative models to rank securities within each sector to identify potential buy and sell candidates. A number of company-specific factors are analyzed in constructing the models, including valuation, fundamentals and momentum.

The portfolio is constructed and regularly monitored based upon several analytical tools, including quantitative investment models.

The fund aims to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size. In additional, the portfolio managers use the following sell criteria:

  the stock price is approaching its target
  the company's competitive position deteriorates
  poor execution by the company's management, or
  more attractive alternative investment ideas have been identified.

The following information supplements information under the heading "Principal Investment Risks" in the "Investment Details" section beginning on page 5.

Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

The following information replaces the biographical information found in the 7th and 8th paragraphs in the "Fund Management" section on page 9.

The fund is managed by Oppenheimer, a sub-adviser to the fund. Matthew P. Ziehl is lead portfolio manager of the fund, which he has been managing since May 2009. He is a portfolio manger of other portfolios in the OppenheimerFunds complex. Prior to joining Oppenheimer, Mr. Ziehl was a portfolio manager with RS Investment Management Co. LLC from October 2006 to May 2009 and served as a managing director at The Guardian Life Insurance Company of America from December 2001 to October 2006 when Guardian Life acquired an interest in RS Investment Management Co. LLC.

Raman Vardharaj is co-manager of the fund, which he has been managing since May 2009. He is a portfolio manger of other portfolios in the OppenheimerFunds complex. Prior to joining Oppenheimer, Mr. Vardharaj was a sector manager and a senior quantitative analyst with RS Investment Management Co. LLC from October 2006 to May 2009. He also served as a quantitative analyst at The Guardian Life Insurance Company of America from 1998 to October 2006 when Guardian Life acquired an interest in RS Investment Management Co. LLC.

The statement of additional information (SAI) provides additional information about the compensation of, any accounts managed by, and any fund shares held by Messrs. Ziehl and Vardharaj.

F-SCV-I-09-03 June 12, 2009
1.899177.102

Supplement to the
Fidelity® Strategic Advisers®
Small Cap Portfolio
Investor Class
April 30, 2009
Prospectus

On June 4, 2009, the Board of Trustees authorized management to effect the liquidation and distribution of the fund's assets, subject to receipt of all necessary shareholder and/or regulatory approvals. The fund's liquidation and distribution will be deferred until such approvals have been obtained which could take as long as a year or more.

The following information replaces the 5th bullet under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 3.

  Using an investment process that utilizes both fundamental analysis and quantitative models.

The following information supplements the information under the heading "Principal Investment Risks" in the "Investment Summary" section on page 3.

  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

The following information replaces the 7th and 8th paragraphs under the heading "Principal Investment Strategies" in the "Investment Details" section on page 5.

In selecting securities to buy or sell for the fund, Oppenheimer uses fundamental research and quantitative models to select securities for the fund's portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses:

  a fundamental approach in analyzing issuers on factors such as a company's financial performance and prospects, position in the industry, and strength of business model and management. The portfolio managers may also consider an industry's outlook, market trends and general economic conditions.
  quantitative models to rank securities within each sector to identify potential buy and sell candidates. A number of company-specific factors are analyzed in constructing the models, including valuation, fundamentals and momentum.

The portfolio is constructed and regularly monitored based upon several analytical tools, including quantitative investment models.

The fund aims to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size. In additional, the portfolio managers use the following sell criteria:

  the stock price is approaching its target
  the company's competitive position deteriorates
  poor execution by the company's management, or
  more attractive alternative investment ideas have been identified.

The following information supplements information under the heading "Principal Investment Risks" in the "Investment Details" section beginning on page 5.

Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

The following information replaces the biographical information found in the 7th and 8th paragraphs in the "Fund Management" section on page 8.

The fund is managed by Oppenheimer, a sub-adviser to the fund. Matthew P. Ziehl is lead portfolio manager of the fund, which he has been managing since May 2009. He is a portfolio manger of other portfolios in the OppenheimerFunds complex. Prior to joining Oppenheimer, Mr. Ziehl was a portfolio manager with RS Investment Management Co. LLC from October 2006 to May 2009 and served as a managing director at The Guardian Life Insurance Company of America from December 2001 to October 2006 when Guardian Life acquired an interest in RS Investment Management Co. LLC.

Raman Vardharaj is co-manager of the fund, which he has been managing since May 2009. He is a portfolio manger of other portfolios in the OppenheimerFunds complex. Prior to joining Oppenheimer, Mr. Vardharaj was a sector manager and a senior quantitative analyst with RS Investment Management Co. LLC from October 2006 to May 2009. He also served as a quantitative analyst at The Guardian Life Insurance Company of America from 1998 to October 2006 when Guardian Life acquired an interest in RS Investment Management Co. LLC.

The statement of additional information (SAI) provides additional information about the compensation of, any accounts managed by, and any fund shares held by Messrs. Ziehl and Vardharaj.

F-SCV-INV-09-03 June 12, 2009
1.899178.102